Related Party Transactions - Narrative (Detail)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) shares	Jun. 20, 2017 $ / shares shares	Jun. 19, 2017	Mar. 15, 2017 shares	Oct. 24, 2016	Nov. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Agreement shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Mar. 31, 2017 shares
Related Party Transaction [Line Items]
Distributions to Parent												$ 2,000,000	$ 14,000,000
Capital contribution from Parent											$ 672,000,000		48,000,000
Commission and other fees							$ 42,000,000	$ 44,000,000	$ 93,000,000	$ 88,000,000	$ 177,000,000	$ 154,000,000	30,000,000
Number of shares of common stock held (in shares) | shares	99,082,128						99,082,128		99,082,128		98,802,597	0
Senior Notes | Senior notes with a rate of 6.125%, due 2024
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 300,000,000
Debt instrument, maturity year						2024					2024
Debt instrument, stated interest rate	6.125%					6.125%	6.125%		6.125%
Wholly-owned Subsidiary of Hilton
Related Party Transaction [Line Items]
Distributions to Parent													14,000,000
Certain Hilton Wholly Owned Hotels
Related Party Transaction [Line Items]
Rental fees and fees for other amenities											$ 27,000,000	$ 25,000,000	28,000,000
Blackstone
Related Party Transaction [Line Items]
Accounts receivable, related parties											20,000,000	5,000,000
Percentage of outstanding shares sold				25.00%	25.00%
Stock sold (in shares) | shares				24,750,000
Percentage of outstanding shares before transaction				40.00%
Due from related parties	$ 8,000,000						$ 8,000,000		$ 8,000,000		20,000,000
Blackstone | Senior Notes | Senior notes with a rate of 6.125%, due 2024
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 75,000,000
Purchase and Sale Agreement | Wholly-owned Subsidiary of Hilton
Related Party Transaction [Line Items]
Transfer of certain floors for conversion to vacation ownership units													22,000,000
Net book value of floors transferred into inventory													45,000,000
Purchase and Sale Agreement | Hilton
Related Party Transaction [Line Items]
Capital contribution recognized from difference between cash paid and the net book value													30,000,000
Sale of Stock from Blackstone to JP Morgan Chase | Blackstone
Related Party Transaction [Line Items]
Stock sold (in shares) | shares		9,650,000
Percentage of outstanding shares before transaction			15.00%
Number of shares of common stock held (in shares) | shares														15,008,689
Price per share (in dollars per share) | $ / shares		$ 35.40
Percentage of outstanding shares after transaction	5.00%
Land | Hilton
Related Party Transaction [Line Items]
Capital contribution from Parent													18,000,000
Other Assets | Hilton Honors Points
Related Party Transaction [Line Items]
Prepaid expense											58,000,000	56,000,000	48,000,000
Other Assets | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Assets related to floors paid but not yet transferred												$ 7,000,000	$ 7,000,000
Maximum | Blackstone
Related Party Transaction [Line Items]
Information technology consulting services paid											$ 1,000,000
Minimum
Related Party Transaction [Line Items]
Number of transition services agreements | Agreement											1
Transition services agreements expected term											1 year